Subsequent Events (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 19, 2020	Aug. 12, 2020	Aug. 04, 2020	Aug. 03, 2020	Jul. 29, 2020	Jul. 24, 2020	Jul. 23, 2020	Jul. 14, 2020	Jul. 06, 2020	Jul. 02, 2020	May 21, 2020	May 17, 2020	Apr. 24, 2020	Apr. 15, 2020	Mar. 16, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 29, 2020	Sep. 04, 2018
Stock issued during period, incentive shares value																	$ 88,625		$ 141,125	$ 738,300	$ 801,000
Original issue discount																		$ 595,088		$ 595,088
Common stock, shares, outstanding																		9,618,401		8,015,756	5,654,830
Proceeds from notes																		$ 1,767,352	$ 1,110,000	$ 2,482,500	$ 718,559
Stock issued during period, value																				$ 2,039,303	$ 5,315,176
Edison Nation Holdings, LLC [Member]
Ownership percentage																							100.00%
Consultants [Member]
Stock issued during the period, incentive shares																10,500
Greentree Financial Group, Inc. [Member] | Investor [Member]
Original issue discount																						$ 296,891
Subsequent Event [Member]
Stock issued during period, shares														12,500
Stock issued during period, value														$ 12,500	$ 477,500
Subsequent Event [Member] | Edison Nation Holdings, LLC [Member]
Stock issued during period, shares	990,000
Stock issued during period, value	$ 3,168,000
Subsequent Event [Member] | Purchase of Inventory and Repurchase Agreement [Member]
Stock issued during period, shares												10,000
Commitment fee		$ 13,053
Agreement description		Under the terms of the Amendment, (i) the repurchase date is extended to December 10, 2020; and (ii) the Company agreed to pay the Purchaser-Assignee a commitment fee of $13,053, and (iii) the Company agreed to pay the Purchaser-Assignee 2% per month for extension
Subsequent Event [Member] | Consultant [Member]
Stock issued during the period, incentive shares									25,000		50,000
Stock issued during period, incentive shares value									$ 61,000		$ 114,000
Subsequent Event [Member] | Richard O'Leary [Member] | Note Agreement [Member] | Warrant [Member]
Extended maturity date of agreement								Jan. 17, 2021
Original issue discount								$ 7,000
Additional incentive shares								6,500
Expiration date of warrant								Jun. 30, 2021
Additional incentive shares, value								$ 24,570
Subsequent Event [Member] | Paul J. Solit and Julie B. Solit [Member] | Note Agreement [Member] | Warrant [Member]
Stock issued during the period, incentive shares								13,000
Extended maturity date of agreement								Dec. 15, 2020
Original issue discount								$ 14,000
Additional incentive shares								13,000
Additional incentive shares, value								$ 49,140
Subsequent Event [Member] | Note Holder [Member]
Stock issued during the period, incentive shares							320,000
Stock issued during period, incentive shares value							$ 1,158,400
Subsequent Event [Member] | Consultant One [Member]
Stock issued during the period, incentive shares						113,312
Stock issued during period, incentive shares value						$ 379,595
Subsequent Event [Member] | Consultant Two [Member]
Stock issued during the period, incentive shares						113,312
Stock issued during period, incentive shares value						$ 379,595
Subsequent Event [Member] | Consultants [Member]
Stock issued during the period, incentive shares			20,000	30,000
Stock issued during period, incentive shares value			$ 75,400	$ 116,700
Subsequent Event [Member] | O'Leary Financing [Member]
Stock issued during the period, incentive shares										6,500
Stock issued during period, incentive shares value										$ 15,535
Subsequent Event [Member] | Equity Trust Company [Member] | Note Agreement [Member] | Warrant [Member]
Stock issued during the period, incentive shares								33,000
Extended maturity date of agreement								Jan. 10, 2021
Original issue discount								$ 34,000
Additional incentive shares								33,000
Additional incentive shares, value								$ 124,740
Common stock, shares, outstanding								191,000
Class of warrant or right, outstanding								125,000
Subsequent Event [Member] | Greentree Financial Group, Inc. [Member]
Principal amount			740,000				360,000
Interest							$ 131,889
Proceeds from notes			$ 370,000
Stock issued during period, shares			1,394,900
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member]
Stock issued during period, shares													10,700
Stock issued during period, value													$ 18,725
Subsequent Event [Member] | Jefferson Street Capital, LLC [Member] | Investor [Member]
Original issue discount					$ 24,000
Principal amount					224,000
Proceeds from notes					$ 200,000
Debt instrument description					The Note has a term of six (6) months, is due on January 29, 2021 and has a one-time interest charge of 2%.
Stock issued during period, shares					14,266
Debt instrument, conversion price					$ 2.05